Expense Example, No Redemption - Aspiration Redwood Fund - Aspiration Redwood Fund	Jan. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	$ 1,534